LITIGATION AND CONTINGENCIES - Lawsuits and other legal actions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$			R$ 141,639,007
Estimated amount of loss | R$			415,170,501
Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		$ 1,487,509		$ 1,300,587
Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 2,774,605,147
Embotelladora del Atlantico S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		1,917,657		778,065
Time deposits to guaranty judicial liabilities | $		276,971
Rio De Janeiro Refrescos Ltda | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		53,965,870		47,945,921
Time deposits to guaranty judicial liabilities | $		23,502,962		21,054,433
Warranty insurance and bail letters | R$			1,530,835,558
Warranty insurance and bail letters commission percentage	0.61%
Rio De Janeiro Refrescos Ltda | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$			R$ 488,331,303
ex-Companhia De Bebidas Ipiranga | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 708,345,690
Paraguay Refrescos S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		$ 41,370		$ 34,747